FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
					         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


					    Cleveland,  Ohio		June 30, 2001
		[Signature]		        [City, State]	     	Date

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2001


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     43

	c.	Information Table Value Total	$ 170,745

		List of Other Included Managers	    None












FORM 13 F
(SEC USE ONLY)

Quarter Ending June 30, 2001    Name of Reporting Manager     First
Fiduciary Investment Counsel, Inc.
                                           	Fair Market  	Shares
Investment Discretion 	Voting Authority  	Share
                     	Title of          	Value        	Principal
Name of Issuer       	Class  CUSIP #    	(thousands)  	Amount

ALBERTSON'S		common	013104104	7,391		246,350
AT&T			common	001957109	3,370		153,176
CARPENTER TECHNOLOGY	common	144285103	5,564		189,979
CINERGY			common	172474108	5,309		151,914
CLOROX			common	189054109	5,509		162,750
CORNING			common	219350105	960		57,500
CROWN CORK & SEAL	common	228255105	898		239,479
CUMMINS			common	231021106	241		6,225
DU PONT			common	263534109	5,914		122,600
EMERSON ELECTRIC	common	291011104	5,007		82,761
ENGELHARD		common	292845104	319		12,350
EXXON MOBIL		common	30231G102	2,169		24,833
FIRST UNION		common	337358105	8,115		232,260
GENERAL ELECTRIC	common	369604103	277		5,683
GENERAL MILLS		common	370334104	3,902		89,132
GENERAL MOTORS		common	370442105	4,126		64,125
GENUINE PARTS		common	372460105	5,931		188,279
GOODRICH		common	382388106	5,884		154,932
HERCULES		common	427056106	4,167		368,729
INGERSOLL-RAND		common	456866102	2,067		50,175
INT'L BUSINESS MACH	common	459200101	189		1,670
INT'L PAPER		common	460146103	4,513		126,423
KEYCORP			common	493267108	4,864		186,701
KEYSPAN			common	49337W100	556		15,250
KIMBERLY-CLARK		common	494368103	5,770		103,223
LUBRIZOL		common	549271104	9,973		321,181
MAYTAG			common	578592107	2,212		75,600
MCDONALD'S		common	580135101	1,176		43,450
MOTOROLA		common	620076109	3,879		234,253
NAT'L CITY		common	635405103	8,548		277,725
NEWELL RUBBERMAID	common	651229106	2,664		106,118
PACTIV			common	695257105	7,409		552,903
PHILIP MORRIS		common	718154107	5,411		106,614
PHILLIPS PETROLEUM	common	718507106	1,601		28,080
PPG INDUSTRIES		common	693506107	3,120		59,350
SARA LEE		common	803111103	6,428		339,383
SHERWIN-WILLIAMS	common	824348106	516		23,250
TECO ENERGY		common	872375100	4,124		135,206
USX-MARATHON GROUP	common	902905827	7,485		253,640
USX-U.S. STEEL GROUP	common	90337T101	2,969		147,336
V.F. CORP		common	918204108	7,351		202,050
WESTVACO		common	961548104	2,491		102,550
WEYERHAEUSER		common	962166104	377		6,850

						170,745









(SEC USE ONLY)


     Investment Discretion
                                Shared a Shared            Voting Authority
(Shared)
              Sole              Defined   Other   Managers   Sole  Shared  None

               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
